11. INCOME TAXES (Details - Income tax rate)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	(25.00%)	(25.00%)	(25.00%)
Change in valuation allowance	2.00%	4.00%	(6.00%)
Non-deductible change in fair value of derivative Liability	(6.00%)	(3.00%)	(45.00%)
Non-deductible accretion expense	13.00%	4.00%	2.00%
Effect of foreign exchange	16.00%	20.00%	74.00%
Total	0.00%	0.00%	0.00%